Note 13 - Revenue and Government Financing for Research Expenditures - Revenue from Collaboration and Licensing Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	[3]	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	€ 68,974	[1]	€ 79,892	[2]	€ 32,631
Collaboration and licensing agreements [member]
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	61,356		77,178		32,346
Monalizumab agreement [member]
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	42,541		61,546		32,346
IPH5201 agreement [member]
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	18,816		15,632
IPH5201 and IPH5401 agreements [member]
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	6,949		2,242
Collaboration agreement [member]
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	658		465		272
Other agreement [member]
Statement Line Items [Line Items]
Revenue from collaboration and licensing agreements	€ 10		€ 7		€ 13

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	The impact of the application of the IFRS 15 standard is presented in Note 2.d.